Stockholders' Investment (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 46,954	$ 143,286	$ 111,733	$ 197,468	$ 197,468
Net income (loss)	(41,561)	(10,053)	(107,159)	(67,859)	(91,186)	$ (360,320)	$ 25,620
Share-based compensation	497	379	1,392	1,647	2,233	2,232	2,500
Issuance of warrants				2,571	2,571
Issuance of restricted stock units, net of taxes paid	(5)	(15)	(81)	(230)	239	303	$ 929
Ending balance	5,885	$ 133,597	5,885	$ 133,597	111,733	197,468
Retained Earnings (Accumulated Deficit)	$ (398,976)		$ (398,976)		$ (292,703)	$ (201,517)
Difference between Revenue Guidance in Effect before and after Topic 606
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retained Earnings (Accumulated Deficit)								$ 900